Summary of Significant Accounting Policies Schedule of Notes Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable
Allowance for doubtful accounts receivable	$ 800,000	$ 1,100,000
Notes receivable, net	42,399,000	43,787,000
Accrued interest	300,000	296,000
Notes receivable, reserve	0	0
Weighted average interest rate	5.50%	4.90%
Principal repayments	2,100,000	1,500,000
Colonial Promenade Smyrna
Notes Receivable
Notes receivable, net	24,400,000
Receivable acquired date	May 2010
Colonial Promenade Smyrna | Terms since December 2011
Notes Receivable
Annual interest rate, fixed	5.25%
Receivable maturity date	Dec. 31, 2012
Colonial Promenade Smyrna | Terms since December 2012
Notes Receivable
Annual interest rate, fixed	5.38%
Receivable maturity date	Dec. 31, 2013
Colonial Promenade Fultondale
Notes Receivable
Notes receivable, net	16,900,000
Receivable acquired date	February 2009
Annual interest rate, fixed	5.60%
Note terms, years	5
Financial guarantee | Joint Venture partner | Colonial Promenade Smyrna | Terms since December 2011
Notes Receivable
Guarantor obligations, maximum exposure	$ 1,300,000